Stock-based Compensation (Details) - Schedule of black-scholes option-pricing mode - Vicarious Surgical US Inc. [Member] - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Stock-based Compensation (Details) - Schedule of black-scholes option-pricing mode [Line Items]
Dividend yield
Fair value of Common Stock (in Dollars)			$ 1.34	$ 1.22
Minimum [Member]
Stock-based Compensation (Details) - Schedule of black-scholes option-pricing mode [Line Items]
Risk-free interest rate	1.11%	0.45%	0.26%	1.44%
Expected lives, in years	5 years 11 months 26 days	5 years 2 months 12 days	5 years	5 years 25 days
Expected volatility	70.64%	69.66%	67.45%	56.18%
Maximum [Member]
Stock-based Compensation (Details) - Schedule of black-scholes option-pricing mode [Line Items]
Risk-free interest rate	1.13%	1.13%	0.53%	1.87%
Expected lives, in years	6 years 29 days	6 years 1 month 9 days	6 years 29 days	6 years 1 month 17 days
Expected volatility	70.92%	71.02%	70.36%	60.17%